BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
BUSINESS SEGMENT INFORMATION
Segment revenue reconciles to statutory revenues and other income from continuing operations

	2017	2016	2015
	$ million	$ million	$ million
Reportable segment revenue
Revenue from external customers	4,765	4,669	4,634

In presenting information on the basis of geographical segments, segment revenue is based on location of Smith & Nephew businesses:

	2017	2016	2015
	$ million	$ million	$ million
Geographical segment revenue
United Kingdom	244	266	301
United States of America	2,332	2,299	2,217
Other[1]	2,189	2,104	2,116
Consolidated revenue from continuing operations	4,765	4,669	4,634

1	No other country represents more than 6% of consolidated sales revenue from continuing operations.

The table below shows revenue by product type from continuing operations. Included within the 2015 analysis is a reclassification of $58m of product sales formerly included in the Sports Medicine Joint Repair franchise which has now been included in the Arthroscopic Enabling Technologies franchise in order to present analysis in line with 2017 management reporting on a consistent basis.

	2017	2016	2015
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	984	932	883
Hip Implants	599	597	604
Trauma & Extremities	495	475	497
Sports Medicine Joint Repair	627	587	548
Arthroscopic Enabling Technologies	615	631	631
Other Surgical Businesses	189	214	205
Advanced Wound Care	720	719	755
Advanced Wound Bioactives	342	342	344
Advanced Wound Devices	194	172	167
Consolidated revenue from continuing operations	4,765	4,669	4,634

Trading profit reconciles to operating profit

	2017	2016	2015
	$ million	$ million	$ million
Operating profit of the business segment	934	801	628
Acquisition-related costs	(10)	9	12
Restructuring and rationalisation expenses	–	62	65
Amortisation and impairment of acquisition intangibles	140	178	204
Legal and other	(16)	(30)	190
Trading profit of the business segment	1,048	1,020	1,099

Assets and liabilities by business segment and geography

	2017	2016	2015
	$ million	$ million	$ million
Reconciliation of assets of the business segment to the consolidated group
Assets of the business segment	7,508	7,147	6,929
Unallocated corporate assets:
– Deferred tax assets	127	97	105
– Retirement benefit assets	62	–	13
– Cash at bank	169	100	120
Total assets of the consolidated group	7,866	7,344	7,167

In presenting information on the basis of geographical segments, non-current segment assets are based on their location:

Geographic segment assets	2017	2016	2015
	$ million	$ million	$ million
United Kingdom	364	335	366
United States of America	3,295	3,145	2,982
Other	1,287	1,238	1,226
Total non-current assets of the consolidated group[1]	4,946	4,718	4,574

1	Non-current assets excludes retirement benefit assets and deferred tax assets.

	2017	2016	2015
	$ million	$ million	$ million
Reconciliation of liabilities of the business segment to the consolidated group
Liabilities of the business segment	1,311	1,247	1,197
Unallocated corporate liabilities:
– Long-term borrowings	1,423	1,564	1,434
– Retirement benefit obligations	131	164	184
– Deferred tax liabilities	97	94	77
– Bank overdrafts and loans - current	27	86	46
– Current tax payable	233	231	263
Total liabilities of the consolidated group	3,222	3,386	3,201

Depreciation, amortisation and impairment of the business segment
Depreciation of property, plant and equipment	243	224	226
Amortisation of acquisition intangibles	130	130	153
Amortisation of other intangible assets	62	61	66
Total depreciation and amortisation	435	415	445
Impairment losses on acquisition intangibles[1]	10	48	51
Impairment loss/(reversal) on trade investments[1]	2	–	(3)
Total depreciation, amortisation and impairment	447	463	493

1	Impairments recognised in operating profit, within the administrative expenses line.

Segment acquisition of property, plant and equipment and intangibles reconciles to that of the consolidated group, and comprises the following:

	2017	2016	2015
	$ million	$ million	$ million
Additions to property, plant and equipment	308	320	303
Additions to intangibles	68	72	55
Capital expenditure (excluding business combinations)	376	392	358
Trade investments	8	2	2
Acquisitions – Goodwill	132	211	34
Acquisitions – Intangible assets	61	85	19
Acquisitions – Property, plant and equipment	1	2	6
Capital and acquisition expenditure	578	692	419